Cover	Feb. 13, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 13, 2026
Entity Registrant Name	Intensity Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41109
Entity Tax Identification Number	46-1488089
Entity Address, Address Line One	1 Enterprise Drive,
Entity Address, Address Line Two	Suite 430
Entity Address, City or Town	Shelton,
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06484-4779
City Area Code	(203)
Local Phone Number	221-7381
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	INTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001567264
Amendment Flag	false
Current Fiscal Year End Date	--12-31